BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details Textual) - USD ($) $ in Thousands				1 Months Ended					12 Months Ended
		Jul. 11, 2016	Apr. 14, 2015	Oct. 31, 2016	Jul. 31, 2016	Jan. 31, 2016	Jun. 30, 2015	Oct. 01, 2014	Dec. 31, 2016	Dec. 31, 2015	Jul. 06, 2016	[1]	Dec. 31, 2014
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total						$ 356
Redeemable Noncontrolling Interest, Equity, Carrying Amount									$ 25,998	$ 5,745			$ 5,745
Formula Telecom Solutions Ltd [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total								$ 5,800
Comblack IT Ltd. [Member]
Business Acquisition [Line Items]
Business Combination Consideration Paid Transferred1			$ 1,821
Payments to Acquire Businesses, Gross			1,523
Contingent Payment Upon Operational Targets			$ 298
Business Acquisition, Remaining Ownership Percentage			30.00%
Business Acquisition, Percentage of Voting Interests Acquired			70.00%
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value			$ 989
Redeemable Noncontrolling Interest, Equity, Carrying Amount									3,875
Infinigy Solutions LLC [Member]
Business Acquisition [Line Items]
Business Combination Consideration Paid Transferred1							$ 6,527
Payments to Acquire Businesses, Gross					$ 534		5,600
Contingent Payment Upon Operational Targets							$ 927
Business Acquisition, Remaining Ownership Percentage							30.00%
Business Acquisition, Percentage of Voting Interests Acquired							70.00%
Business Combination, Contingent Consideration, Liability, Noncurrent									685
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value							$ 3,590
Redeemable Noncontrolling Interest, Equity, Carrying Amount									3,971
Roshtov Software Industries Ltd [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total		$ 20,550
Business Acquisition, Remaining Ownership Percentage		40.00%
Business Acquisition, Percentage of Voting Interests Acquired		60.00%
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value		$ 14,012									$ 14,012
Redeemable Noncontrolling Interest, Equity, Carrying Amount									14,703
Shavit Software 2009 Ltd [Member]
Business Acquisition [Line Items]
Business Acquisition Contingent Consideration Deferred Payment				$ 1,633
Business Combination, Consideration Transferred, Total				6,836
Payments to Acquire Businesses, Gross				4,699
Contingent Payment Upon Operational Targets				$ 504
Business Acquisition, Percentage of Voting Interests Acquired				100.00%
Comm IT Embedded Ltd [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total										1,412
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value	[1]								$ 1,209
Increase Share Interest									50.1% to 75%
Complete Business Solutions Ltd [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total									$ 244
Increase Share Interest									96.3% to 100%
Addition Acquisition [Member]
Business Acquisition [Line Items]
Business Combination Consideration Paid Transferred1									$ 8,884	$ 1,892

[1]	The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company's management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.